Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories
Summary of total inventories

	30 June	31 December
US$ thousand	2025	2024
Current
Supplies and consumables	13,545	11,601
Work in progress	2,782	1,890
Finished goods	18,205	14,488
Total current	34,532	27,979

Non-current
Supplies and consumables	185	222
Total non-current	185	222
Total inventories	34,717	28,201